IMPAIRMENT OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [abstract]
Disclosure of Provisions for Impairment of property, plant and equipment [Text Block]
Changes in provisions for impairment of property, plant and equipment due to technical obsolescence are shown below:

	12-31-2020	12-31-2019
Changes in impairment provision from impaired assets	ThU.S.$	ThU.S.$
Opening balance	8,135	7,249
Impairment loss recognized in profit or loss	1,262	3,024
Reverse of ompairment loss in profit or loss	(1,204)	(2,161)
Increase (Decrease) in foreign exchange currency on translation	(105)	23
Closing balance	8,088	8,135

Disclosure of reconciliation of changes in goodwill [text block]
At the date of these consolidated financial statements, the balance of goodwill is ThU.S.$59,567 (ThU.S.$ 65,751 at December 31, 2019), as shown below:

	12-31-2020	12-31-2019
Goodwill	ThU.S.$	ThU.S.$
Arauco Canada Ltd. (Flakeboard Company Ltd)	40,793	40,765
Arauco do Brasil S.A. (Pien mill)	17,357	22,378
Arauco North America, Inc. (Prime-Line, Inc.)	732	732
Arauco Argentina S.A. (Forestal Nuestra Señora del Carmen S.A.)	-	1,191
Forestal Arauco S.A. (Forestal Los Lagos S.A.)	685	685
Closing balance	59,567	65,751

	12-31-2020	12-31-2019
Goodwill	ThU.S.$	ThU.S.$
Opening balance at January 1	65,751	65,851
Increase (decrease) due to business combination	-	732
Increase (decrease) in foreign currency exchange	(6,184)	(832)
Closing balance	59,567	65,751

Disclosure of changes in CGU impairment provision [text block]
Both impairment provision charges are presented in the consolidated statement of profit or loss in Other expenses line and they are the main changes in the total CGU impairment provision as shown below:

	12-31-2020	12-31-2019
Changes in CGU impairment provision	ThU.S.$	ThU.S.$
Opening balance	180,209	106,131
Impairment loss recognized in profit or loss	62,701	79,346
Reversal of impairment loss in profit or loss	(6,171)	(90)
Increase (Decrease) in foreign exchange currency on translation	(17,975)	(5,178)
Closing balance	218,764	180,209